INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current tax provision
Federal					$ 0	$ 0
State					0	0
Current Income Tax Expense (Benefit), Total					0	0
Deferred tax provision
Federal					0	0
State					0	0
Deferred Income Tax Expense (Benefit), Total					0	0
Income tax provision	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0